Investment Securities - Investment Securities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortized Cost And Fair Value Debt Securities [Abstract]
Federal statutory rate	35.00%
Weighted-average maturity of available-for-sale investment securities	6 years	4 years 1 month 6 days
Weighted-average yield of available-for-sale investment securities	2.64%	2.93%
Weighted average maturity of held-to-maturity investment securities	4 years 6 months	3 years 3 months 18 days
Weighted-average yield of held-to-maturity investment securities	2.00%	1.94%